Organization and Principal Activities - Schedule of Results of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Net revenues	$ 678,269	¥ 4,663,440	¥ 2,184,816	¥ 796,904
Net (loss) income	$ (281,828)	(1,937,689)	(80,968)	(625,627)
Variable Interest Entity (VIE) [Member]
Investments in and Advances to Affiliates [Line Items]
Net revenues		4,659,245	2,177,587	796,904
Net (loss) income		¥ 406,803	¥ (74,390)	¥ (580,639)